FINANCIAL INSTRUMENTS (Interest Rate Risk Management) (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 USD ($)	Jun. 22, 2017 NOK (kr)
Derivative [Line Items]
Derivative, Notional Amount	$ 1,000,000		$ 900,000
NOK500million senior unsecured floating rate bonds due 2020
Derivative [Line Items]
Debt amount		kr 500,000,000	$ 500,000	kr 500,000,000
NOK700 Senior Unsecured Bonds Due 2023 [Member]
Derivative [Line Items]
Debt amount | kr		700,000,000
NOK700 Unsecured Bonds Due 2024 [Member]
Derivative [Line Items]
Debt amount | kr		700,000,000
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract Two
Derivative [Line Items]
Derivative, Notional Amount	64,000	kr 500,000,000
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000)
Derivative [Line Items]
Derivative, Notional Amount	100,000
Notional principal, at maturity	$ 100,000
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Minimum
Derivative [Line Items]
Fixed Interest Rate	2.50%	2.50%
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Maximum
Derivative [Line Items]
Fixed Interest Rate	2.93%	2.93%
Designated as Hedging Instrument [Member] | $108,867 (terminating at $79,733)
Derivative [Line Items]
Derivative, Notional Amount	$ 108,867
Notional principal, at maturity	$ 79,733
Designated as Hedging Instrument [Member] | $108,867 (terminating at $79,733) | Minimum
Derivative [Line Items]
Fixed Interest Rate	1.76%	1.76%
Designated as Hedging Instrument [Member] | $108,867 (terminating at $79,733) | Maximum
Derivative [Line Items]
Fixed Interest Rate	1.85%	1.85%
Designated as Hedging Instrument [Member] | $83,938 (reducing to $70,125)
Derivative [Line Items]
Derivative, Notional Amount	$ 83,938
Notional principal, at maturity	$ 70,125
Designated as Hedging Instrument [Member] | $83,938 (reducing to $70,125) | Minimum
Derivative [Line Items]
Fixed Interest Rate	2.88%	2.88%
Designated as Hedging Instrument [Member] | $83,938 (reducing to $70,125) | Maximum
Derivative [Line Items]
Fixed Interest Rate	3.12%	3.12%
Designated as Hedging Instrument [Member] | $87,125 (reducing to $70,125)
Derivative [Line Items]
Derivative, Notional Amount	$ 87,125
Notional principal, at maturity	$ 70,125
Designated as Hedging Instrument [Member] | $87,125 (reducing to $70,125) | Minimum
Derivative [Line Items]
Fixed Interest Rate	2.28%	2.28%
Designated as Hedging Instrument [Member] | $87,125 (reducing to $70,125) | Maximum
Derivative [Line Items]
Fixed Interest Rate	2.79%	2.79%
Designated as Hedging Instrument [Member] | $24,267 (reducing to $19,413)
Derivative [Line Items]
Derivative, Notional Amount	$ 24,267
Notional principal, at maturity	$ 19,413
Fixed Interest Rate	1.67%	1.67%
Designated as Hedging Instrument [Member] | $160,781 (reducing to $149,844)
Derivative [Line Items]
Derivative, Notional Amount	$ 160,781
Notional principal, at maturity	$ 149,844
Designated as Hedging Instrument [Member] | $160,781 (reducing to $149,844) | Minimum
Derivative [Line Items]
Fixed Interest Rate	1.07%	1.07%
Designated as Hedging Instrument [Member] | $160,781 (reducing to $149,844) | Maximum
Derivative [Line Items]
Fixed Interest Rate	1.26%	1.26%
Designated as Hedging Instrument [Member] | $63,987 (equivalent to NOK500 million)
Derivative [Line Items]
Derivative, Notional Amount	$ 63,987	kr 500,000,000
Designated as Hedging Instrument [Member] | $63,987 (equivalent to NOK500 million) | Minimum
Derivative [Line Items]
Fixed Interest Rate	6.86%	6.86%
Designated as Hedging Instrument [Member] | $63,987 (equivalent to NOK500 million) | Maximum
Derivative [Line Items]
Fixed Interest Rate	6.96%	6.96%
Designated as Hedging Instrument [Member] | $56,000 (remaining at $56,000)
Derivative [Line Items]
Derivative, Notional Amount	$ 56,000
Notional principal, at maturity	$ 56,000
Fixed Interest Rate	1.84%	1.84%
Designated as Hedging Instrument [Member] | $14,699 (equivalent to NOK128 million)
Derivative [Line Items]
Derivative, Notional Amount	$ 14,699	kr 128,000,000
Designated as Hedging Instrument [Member] | $14,699 (equivalent to NOK128 million) | Minimum
Derivative [Line Items]
Fixed Interest Rate	6.70%	6.70%
Designated as Hedging Instrument [Member] | $14,699 (equivalent to NOK128 million) | Maximum
Derivative [Line Items]
Fixed Interest Rate	6.77%	6.77%
Designated as Hedging Instrument [Member] | $11,254 (equivalent to NOK100 million)
Derivative [Line Items]
Derivative, Notional Amount	$ 11,254	kr 100,000,000
Fixed Interest Rate	6.378%	6.378%
Designated as Hedging Instrument [Member] | $30,000 (remaining at $30,000)
Derivative [Line Items]
Derivative, Notional Amount	$ 30,000
Notional principal, at maturity	$ 30,000
Fixed Interest Rate	2.15%	2.15%
Designated as Hedging Instrument [Member] | $48,332 (equivalent to NOK420 million)
Derivative [Line Items]
Derivative, Notional Amount	$ 48,332	kr 420,000,000
Designated as Hedging Instrument [Member] | $48,332 (equivalent to NOK420 million) | Minimum
Derivative [Line Items]
Fixed Interest Rate	6.85%	6.85%
Designated as Hedging Instrument [Member] | $48,332 (equivalent to NOK420 million) | Maximum
Derivative [Line Items]
Fixed Interest Rate	6.90%	6.90%
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000)
Derivative [Line Items]
Derivative, Notional Amount	$ 100,000
Notional principal, at maturity	$ 100,000
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Minimum
Derivative [Line Items]
Fixed Interest Rate	1.45%	1.45%
Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Maximum
Derivative [Line Items]
Fixed Interest Rate	1.60%	1.60%
Not Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000)
Derivative [Line Items]
Derivative, Notional Amount	$ 100,000
Notional principal, at maturity	$ 100,000
Not Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Minimum
Derivative [Line Items]
Fixed Interest Rate	1.85%	1.85%
Not Designated as Hedging Instrument [Member] | $100,000 (remaining at $100,000) | Maximum
Derivative [Line Items]
Fixed Interest Rate	1.97%	1.97%